Supplemental Guarantor Financial Information (Narrative) (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
AerCap Aviation Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 300,000,000
Stated interest rate	6.375%
AerCap Aviation Notes [Member] | AerCap Aviation Solutions B.V [Member]
Debt Instrument [Line Items]
Ownership interest	100.00%
Acquisition Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 2,600,000,000
2017 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 400,000,000
Stated interest rate	2.75%
2019 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,100,000,000
Stated interest rate	3.75%
2021 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,100,000,000
Stated interest rate	4.50%
September 2014 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 800,000,000
Stated interest rate	5.00%
June 2015 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 1,000,000,000
2022 Notes [Member]
Debt Instrument [Line Items]
Face amount	$ 500,000,000
Stated interest rate	4.625%
Citi Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity	$ 285,000,000